UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund (formerly, Eaton Vance Institutional Emerging Markets Debt Fund)

Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.1%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$415,433
Republic of Albania, 8.93%, 4/23/25	ALL	10,200	82,690

Total Albania			$498,123

Angola — 1.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	522	$510,908

Total Angola			$510,908

Argentina — 2.4%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	1,141	$1,098,744

Total Argentina			$1,098,744

Armenia — 0.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	200	$198,984

Total Armenia			$198,984

Bangladesh — 2.7%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	$615,974
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	488,191
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	141,670

Total Bangladesh			$1,245,835

Barbados — 2.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$529,848
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	493	423,364

Total Barbados			$953,212

Belarus — 1.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	556	$577,273

Total Belarus			$577,273

Bosnia and Herzegovina — 0.9%
Republic of Srpska, 1.50%, 10/30/23	BAM	437	$197,929
Republic of Srpska, 1.50%, 6/9/25	BAM	98	42,656
Republic of Srpska, 11.50%, 9/25/26	BAM	421	169,909

Total Bosnia and Herzegovina			$410,494

Colombia — 2.1%
Republic of Colombia, 5.00%, 6/15/45	USD	648	$578,340
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	418,029

Total Colombia			$996,369

Dominican Republic — 4.6%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	306	$327,701
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	41,500	934,933
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	100	2,354
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	33,400	845,888
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	500	11,920

Total Dominican Republic			$2,122,796

Security	Principal Amount (000’s omitted)		Value
Ecuador — 7.2%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	1,020	$780,300
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	1,508	1,489,150
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	1,335	1,108,050

Total Ecuador			$3,377,500

Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$252,787

Total Ethiopia			$252,787

Fiji — 2.1%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	978	$973,110

Total Fiji			$973,110

Georgia — 0.5%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	$6,108
Republic of Georgia, 6.875%, 4/12/21(1)	USD	200	214,350

Total Georgia			$220,458

Indonesia — 1.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	2,516,000	$179,742
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	456	480,079

Total Indonesia			$659,821

Iraq — 1.8%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	1,157	$856,180

Total Iraq			$856,180

Ivory Coast — 1.0%
Ivory Coast, 6.375%, 3/3/28(4)	USD	490	$453,348

Total Ivory Coast			$453,348

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	1,032	$1,032,000

Total Kazakhstan			$1,032,000

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$47,024
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	58,587
Republic of Kenya, 6.875%, 6/24/24(1)	USD	200	186,350

Total Kenya			$291,961

Macedonia — 2.1%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$254,406
Republic of Macedonia, 4.625%, 12/8/15	EUR	643	709,595

Total Macedonia			$964,001

Mexico — 1.3%
Mexican Bonos, 10.00%, 12/5/24	MXN	7,826	$607,646

Total Mexico			$607,646

Mongolia — 1.0%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	560	$471,062

Total Mongolia			$471,062

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	491	$487,931

Total Nigeria			$487,931

Pakistan — 0.5%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	200	$208,560

Total Pakistan			$208,560

Security	Principal Amount (000’s omitted)		Value
Paraguay — 1.0%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	210	$214,200
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	230	234,600

Total Paraguay			$448,800

Philippines — 3.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$1,816,522

Total Philippines			$1,816,522

Poland — 3.5%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$418,381
Poland Government Bond, 5.50%, 10/25/19	PLN	4,150	1,221,261

Total Poland			$1,639,642

Romania — 1.5%
Romania Government Bond, 5.95%, 6/11/21	RON	2,460	$714,736

Total Romania			$714,736

Russia — 3.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	126,348	$1,739,332

Total Russia			$1,739,332

Rwanda — 2.0%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	934	$908,039

Total Rwanda			$908,039

Serbia — 10.6%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	223	$232,931
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	360,558
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	29,400	277,473
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	13,780	130,423
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	15,570	155,034
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,927,307
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,851,110

Total Serbia			$4,934,836

Sri Lanka — 3.0%
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	460	$463,609
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	498,512
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	45,150	327,236
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	16,620	125,887

Total Sri Lanka			$1,415,244

Tanzania — 1.0%
United Republic of Tanzania, 6.538%, 3/9/20(1)(5)	USD	465	$455,119

Total Tanzania			$455,119

Venezuela — 3.6%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	86	$78,475
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	95	36,338
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(2)	USD	1,375	608,437
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	972	386,251
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(2)	USD	1,297	590,180

Total Venezuela			$1,699,681

Zambia — 1.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	220	$186,672
Republic of Zambia, 8.97%, 7/30/27(4)	USD	265	223,925
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	379,074

Total Zambia			$789,671

			Value
Total Foreign Government Bonds (identified cost $38,281,959)			$36,030,725

Foreign Corporate Bonds — 7.4%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	200	$192,000

Total Azerbaijan			$192,000

Brazil — 1.4%
Petrobras Global Finance BV, 2.00%, 5/20/16	USD	120	$118,560
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	235	227,715
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	318,166

Total Brazil			$664,441

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	86,000	$30,123

Total Colombia			$30,123

Georgia — 1.6%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	721	$752,421

Total Georgia			$752,421

Mexico — 0.2%
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	1,420	$80,892
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	25,677

Total Mexico			$106,569

Russia — 2.0%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	832	$942,064

Total Russia			$942,064

South Korea — 0.2%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$65,579

Total South Korea			$65,579

Sri Lanka — 1.0%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	231	$237,641
National Savings Bank, 8.875%, 9/18/18(1)	USD	223	238,889

Total Sri Lanka			$476,530

Supranational — 0.5%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	2,750,000	$184,547
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	21,507

Total Supranational			$206,054

Total Foreign Corporate Bonds (identified cost $3,585,629)			$3,435,781

Sovereign Loans — 0.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.98%, Maturing August 1, 2021(6)(7)(8)(9)		$200	$188,084

			Value
Total Ethiopia			$188,084

Total Sovereign Loans (identified cost $182,714)			$188,084

Short-Term Investments — 16.4%

Foreign Government Securities — 2.0%

Security	Principal Amount (000’s omitted)		Value
Lebanon — 2.0%
Lebanon Treasury Bill, 0.00%, 12/10/15	LBP	268,900	$177,528
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	440,350	289,742
Lebanon Treasury Bill, 0.00%, 2/18/16	LBP	669,100	438,147

Total Lebanon			$905,417

Total Foreign Government Securities (identified cost $903,707)			$905,417

U.S. Treasury Obligations — 4.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(10)		$2,000	$1,998,978

Total U.S. Treasury Obligations (identified cost $1,999,800)			$1,998,978

Other — 10.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(11)		$4,726	$4,726,443

Total Other (identified cost $4,726,443)			$4,726,443

Total Short-Term Investments (identified cost $7,629,950)			$7,630,838

Total Investments — 101.4% (identified cost $49,680,252)			$47,285,428

Less Unfunded Loan Commitments — (0.0)%(12)			$(12,049)

Net Investments — 101.4% (identified cost $49,668,203)			$47,273,379

Other Assets, Less Liabilities — (1.4)%			$(633,016)

Net Assets — 100.0%			$46,640,363

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $15,381,927 or 33.0% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $5,211,790 or 11.2% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(6)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2015.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(10)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $3,510.

(12)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
LKR	34,114,980	USD	241,985	Citibank, N.A.	11/2/15	$—	$(214)
EUR	217,061	PLN	929,673	BNP Paribas	11/3/15	—	(1,885)
PLN	929,673	EUR	218,705	Deutsche Bank AG	11/3/15	78	—
ZMW	412,000	USD	51,390	Standard Chartered Bank	11/3/15	—	(18,639)
ZMW	407,000	USD	51,322	Standard Chartered Bank	11/3/15	—	(18,969)
BRL	1,242,000	USD	308,771	Standard Chartered Bank	11/4/15	13,279	—
BRL	643,000	USD	159,855	Standard Chartered Bank	11/4/15	6,874	—
BRL	1,895,000	USD	485,275	Standard Chartered Bank	11/4/15	6,096	—
BRL	2,538,000	USD	657,700	Standard Chartered Bank	11/4/15	401	—
USD	166,628	BRL	643,000	Standard Chartered Bank	11/4/15	—	(101)
USD	491,073	BRL	1,895,000	Standard Chartered Bank	11/4/15	—	(299)
USD	316,232	BRL	1,242,000	Standard Chartered Bank	11/4/15	—	(5,818)
USD	646,213	BRL	2,538,000	Standard Chartered Bank	11/4/15	—	(11,889)
ZMW	1,357,000	USD	167,935	Barclays Bank PLC	11/4/15	—	(60,093)
ZMW	1,357,000	USD	167,946	Barclays Bank PLC	11/4/15	—	(60,104)
TRY	4,061,000	USD	1,392,618	Bank of America, N.A.	11/6/15	—	(1,337)
ZMW	312,000	USD	39,310	Standard Chartered Bank	11/6/15	—	(14,528)
TRY	2,703,000	USD	940,357	BNP Paribas	11/9/15	—	(15,151)
USD	1,615,951	EUR	1,473,959	BNP Paribas	11/9/15	—	(5,002)
USD	324,383	PHP	15,319,000	BNP Paribas	11/9/15	—	(2,757)
MXN	30,864,773	USD	1,860,557	Standard Chartered Bank	11/19/15	5,947	—
MXN	7,788,000	USD	471,282	Standard Chartered Bank	11/19/15	—	(314)
USD	253,007	MXN	4,290,000	Deutsche Bank AG	11/19/15	—	(6,425)
USD	479,485	MXN	8,309,000	Standard Chartered Bank	11/19/15	—	(22,990)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,536,309	PHP	71,085,000	Barclays Bank PLC	11/23/15	$18,728	$—
USD	268,020	RUB	17,012,575	Bank of America, N.A.	11/23/15	3,169	—
USD	56,171	RUB	3,554,139	Bank of America, N.A.	11/23/15	841	—
USD	848,142	EUR	763,150	Goldman Sachs International	11/25/15	8,716	—
USD	156,510	EUR	138,426	Goldman Sachs International	11/25/15	4,249	—
USD	1,440,915	RUB	93,420,000	BNP Paribas	11/27/15	—	(11,650)
ZMW	7,510,000	USD	969,032	Barclays Bank PLC	11/30/15	—	(379,134)
BRL	2,538,000	USD	639,649	Standard Chartered Bank	12/2/15	12,146	—
BRL	1,242,000	USD	313,020	Standard Chartered Bank	12/2/15	5,944	—
IDR	7,035,409,000	USD	465,397	Barclays Bank PLC	12/2/15	42,951	—
USD	4,198,053	EUR	3,645,172	Bank of America, N.A.	12/2/15	188,195	—
INR	75,250,000	USD	1,142,105	Bank of America, N.A.	12/9/15	2,017	—
INR	72,109,000	USD	1,094,267	Deutsche Bank AG	12/9/15	2,099	—
INR	9,981,000	USD	152,939	Standard Chartered Bank	12/9/15	—	(1,185)
USD	357,404	EUR	317,182	Goldman Sachs International	12/9/15	8,435	—
HUF	3,891,058	USD	13,862	Standard Chartered Bank	12/11/15	—	(101)
TRY	1,439,000	USD	460,414	Standard Chartered Bank	12/11/15	27,585	—
USD	99,207	HUF	27,848,000	Standard Chartered Bank	12/11/15	723	—
USD	112,238	TRY	350,795	Standard Chartered Bank	12/11/15	—	(6,725)
USD	410,044	TRY	1,281,572	Standard Chartered Bank	12/11/15	—	(24,567)
ZMW	2,319,300	USD	293,193	Standard Chartered Bank	12/16/15	—	(112,386)
EUR	114,401	HUF	35,794,000	Deutsche Bank AG	12/17/15	—	(695)
HUF	49,033,375	EUR	156,736	Deutsche Bank AG	12/17/15	930	—
COP	625,000,000	USD	201,288	Standard Chartered Bank	12/18/15	13,327	—
COP	1,394,853,000	USD	475,734	Standard Chartered Bank	12/18/15	3,236	—
EUR	422,637	USD	475,307	Standard Chartered Bank	12/18/15	—	(10,214)
USD	634,287	COP	1,969,460,000	Standard Chartered Bank	12/18/15	—	(41,995)
USD	475,446	EUR	422,637	Deutsche Bank AG	12/18/15	10,354	—
RON	4,056,000	EUR	915,782	BNP Paribas	12/29/15	—	(2,517)
USD	743,157	RON	2,886,645	Bank of America, N.A.	1/15/16	27,546	—
USD	989,011	EUR	871,088	BNP Paribas	1/21/16	29,679	—
USD	424,745	EUR	374,101	BNP Paribas	1/21/16	12,746	—
USD	210,546	EUR	185,412	Standard Chartered Bank	1/21/16	6,352	—
USD	82,912	EUR	73,014	Standard Chartered Bank	1/21/16	2,501	—
USD	510,931	EUR	449,192	Standard Chartered Bank	1/27/16	16,171	—
EUR	1,144,926	RSD	147,008,505	Deutsche Bank AG	1/29/16	—	(68,217)
RSD	78,276,000	EUR	634,585	Deutsche Bank AG	1/29/16	8,831	—
PLN	929,673	EUR	216,168	BNP Paribas	2/3/16	1,857	—
USD	380,482	ZMW	3,104,000	Standard Chartered Bank	3/10/16	149,641	—
ZMW	1,053,000	USD	128,493	ICBC Standard Bank plc	3/14/16	—	(50,351)
ZMW	1,160,000	USD	140,097	Standard Chartered Bank	3/14/16	—	(54,014)
ZMW	3,239,700	USD	384,762	Barclays Bank PLC	3/24/16	—	(145,634)

						$641,644	$(1,155,900)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
11/5/15	COP	1,068,500	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$357,971	$(3,271)
11/5/15	COP	377,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	132,409	(1,676)
11/5/15	COP	(1,068,500)	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	(349,638)	(5,062)
11/5/15	COP	(377,000)	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	(130,439)	(294)

						$(10,303)

*	Represents a short-term forward contract to purchase or (sell) the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
Euro-Bobl	17	Short	Dec-15	$(2,396,578)	$(2,419,385)	$(22,807)
Euro-Bund	20	Short	Dec-15	(3,365,590)	(3,457,521)	(91,931)
U.S. 2-Year Deliverable Interest Rate Swap	19	Short	Dec-15	(1,917,664)	(1,922,266)	(4,602)
U.S. 5-Year Deliverable Interest Rate Swap	54	Short	Dec-15	(5,475,126)	(5,513,062)	(37,936)
U.S. 10-Year Deliverable Interest Rate Swap	51	Short	Dec-15	(5,198,320)	(5,280,094)	(81,774)
U.S. 30-Year Deliverable Interest Rate Swap	5	Short	Dec-15	(500,092)	(518,906)	(18,814)

						$(257,864)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	8,798	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$(110)
CME Group, Inc.	MXN	8,797	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	1,286
CME Group, Inc.	MXN	14,583	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(1,879)
LCH.Clearnet(1)	EUR	710	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/16/17	(1,922)
LCH.Clearnet(1)	EUR	297	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	12/16/20	(3,113)
LCH.Clearnet	PLN	818	Pays	6-month PLN WIBOR	3.44		5/9/19	14,879
LCH.Clearnet	PLN	693	Pays	6-month PLN WIBOR	1.78		2/27/20	2,065
LCH.Clearnet	PLN	1,086	Pays	6-month PLN WIBOR	1.72		2/27/20	2,514
LCH.Clearnet	PLN	3,241	Pays	6-month PLN WIBOR	1.78		2/27/20	9,769
LCH.Clearnet	PLN	4,580	Pays	6-month PLN WIBOR	2.19		10/28/21	17,704
LCH.Clearnet	PLN	3,560	Pays	6-month PLN WIBOR	2.44		10/28/24	15,656
LCH.Clearnet(1)	USD	600	Receives	3-month USD-LIBOR-BBA	1.50	(2)	12/16/17	1,056
LCH.Clearnet(1)	USD	280	Receives	3-month USD-LIBOR-BBA	2.75	(2)	12/16/45	(16,989)

								$40,916

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(2,911)
Bank of America, N.A.	BRL	683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	(22,622)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63%	3/19/24	$6,489
Barclays Bank PLC	BRL	10,168	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(121,932)
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(221,558)
Barclays Bank PLC	BRL	2,256	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	162,141
Deutsche Bank AG	BRL	336	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(5,215)
Deutsche Bank AG	BRL	1,866	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(28,479)
Goldman Sachs International	BRL	4,709	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(67,098)
Goldman Sachs International	BRL	2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	(165,395)
Goldman Sachs International	RUB	85,317	Pays	3-month Moscow Prime Offered Rate	11.35	10/19/18	13,089

							$(453,491)

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, cross-currency swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$641,644	$(1,155,900)

Total		$641,644	$(1,155,900)

Interest Rate	Futures Contracts*	$—	$(257,864)
Interest Rate	Interest Rate Swaps	181,719	(635,210)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	64,929	(24,013)
Interest Rate	Non-deliverable Bond Forward Contracts	—	(10,303)

Total		$246,648	$(927,390)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.25)%	$466,909	$466,909
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.35)	118,884	118,884
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.35)	25,154	25,154

Total					$610,947

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,962,333

Gross unrealized appreciation	$652,631
Gross unrealized depreciation	(3,341,585)

Net unrealized depreciation	$(2,688,954)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$36,030,725	$—	$36,030,725
Foreign Corporate Bonds	—	3,435,781	—	3,435,781
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	176,035	176,035
Short-Term Investments —
Foreign Government Securities	—	905,417	—	905,417
U.S. Treasury Obligations	—	1,998,978	—	1,998,978
Other	—	4,726,443	—	4,726,443
Total Investments	$—	$47,097,344	$176,035	$47,273,379
Forward Foreign Currency Exchange Contracts	$—	$641,644	$—	$641,644
Swap Contracts	—	246,648	—	246,648
Total	$—	$47,985,636	$176,035	$48,161,671

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,155,900)	$—	$(1,155,900)
Non-deliverable Bond Forward Contracts	—	(10,303)	—	(10,303)
Futures Contracts	(257,864)	—	—	(257,864)
Swap Contracts	—	(659,223)	—	(659,223)
Total	$(257,864)	$(1,825,426)	$—	$(2,083,290)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015